JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST - Schedule of Changes in Net Assets Held in the Master Trust (Details) - EBP 026 - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025
Contributions:
Participants		$ 272,118,345
Employer		152,940,914
Total contributions		425,059,259
Total additions		1,590,137,593
Deductions from net assets attributed to:
Participant withdrawals		838,266,214
Administrative expenses		4,172,450
Total deductions		842,438,664
Transfers to other plans, net	$ (201,000,000.0)	(208,232,268)
Net increase in net assets available for benefits		539,466,661
Net assets available for benefits, beginning of year		7,188,548,319
Net assets available for benefits, end of year		7,728,014,980
EBP, Nonconsolidated, Master Trust
Additions to net assets attributed to net appreciation in fair value of investments:
Net appreciation in fair value of investments		1,178,868,090
Contributions:
Participants		281,423,300
Employer		180,863,810
Participant loan repayments		39,750,622
Total contributions		502,037,732
Interest and dividends		6,830,986
Total additions		1,687,736,808
Deductions from net assets attributed to:
Participant withdrawals		844,238,445
Participant loan withdrawals		42,093,630
Administrative expenses		4,296,939
Total deductions		890,629,014
Transfers to other plans, net		(201,141,592)
Net increase in net assets available for benefits		595,966,202
Net assets available for benefits, beginning of year		7,080,136,143
Net assets available for benefits, end of year		7,676,102,345
Common Stock Funds | EBP, Nonconsolidated, Master Trust
Additions to net assets attributed to net appreciation in fair value of investments:
Net appreciation in fair value of investments		187,523,857
Other Separate Accounts | EBP, Nonconsolidated, Master Trust
Additions to net assets attributed to net appreciation in fair value of investments:
Net appreciation in fair value of investments		991,344,233
EBP, Nonemployer, Common Stock Fund
Additions to net assets attributed to net appreciation in fair value of investments:
Net appreciation in fair value of investments		$ 1,700,000